Related Party Transactions (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 5,225,004	$ 3,389,148
Entity C [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	1,318,692	1,985,136
Entity A and its subsidiary [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	2,537,333	1,197,328
Entity D's subsidiaries [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	$ 1,368,979	$ 206,684